Risk/Return Detail Data - FidelityEnhancedETFs-ComboPro	Oct. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Covington Trust
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced International ETF
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Enhanced International ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Enhanced International ETF seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 109% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	109.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in common stocks included in the MSCI EAFE Index, which is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors in developed markets, excluding the U.S. & Canada.Generally utilizing a research-driven approach identifying long-term drivers of stock returns that may include, but are not limited to, valuation, growth, quality, and other factors. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the MSCI EAFE Index.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Effective November 17, 2023, Fidelity® International Enhanced Index Fund ("Predecessor Fund") was reorganized into the fund ("Reorganization"). The Predecessor Fund's investment objective was identical to the fund's and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the Predecessor Fund's historical performance and the performance information shown below for periods prior to November 17, 2023 reflects that of the Predecessor Fund which had different fees and expenses than the fund. Past performance may have been different if the fund's current fee structure had been in place during the period. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index. The index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	15.46%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	17.15%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(22.78%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced International ETF | Fidelity Enhanced International ETF
Risk/Return:
Management fee	0.28%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.29%
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368
2014	(3.71%)
2015	1.49%
2016	1.89%
2017	27.59%
2018	(14.72%)
2019	18.27%
2020	7.66%
2021	11.47%
2022	(13.98%)
2023	18.96%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced International ETF | Return Before Taxes | Fidelity Enhanced International ETF
Risk/Return:
Label	Return Before Taxes
Past 1 year	18.96%
Past 5 years	7.75%
Past 10 years	4.64%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced International ETF | After Taxes on Distributions | Fidelity Enhanced International ETF
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	18.21%
Past 5 years	7.25%
Past 10 years	4.20%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced International ETF | After Taxes on Distributions and Sales | Fidelity Enhanced International ETF
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	11.88%
Past 5 years	6.19%
Past 10 years	3.73%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced International ETF | MS001
Risk/Return:
Label	MSCI EAFE Index
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%